COMPENSATION OF KEY MANAGEMENT PERSONNEL (INCLUDING DIRECTORS) (Details) - Key management personnel - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Balance
Other accounts payables	$ 182	$ 181	$ 170
Transactions:
Short-term employee benefits	2,639	2,531	2,108
Share-based payment benefits	638	1,179	883
Total	$ 3,277	$ 3,710	$ 2,991